COMMITMENTS AND CONTINGENT LIABILITIES (Other Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Agreements With Suppliers To Purchase Licenses And Hosting Services [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Non-cancelable obligations	$ 22,207	$ 18,148